SHARE-BASED COMPENSATION ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number and weighted average exercise prices of share options
	Number of options		Weighted average exercise price
	2022	2021	2022	2021
	(Thousands)		(USD)

Outstanding of 1 January	6,026	3,781	6.54	2.19
Forfeited during the year	(828)	(359)	7.61	6.79
Exercised during the year	(1,046)	(652)	1.96	2.08
Granted during the year	620	3,256	7.22	10.76

Outstanding of December 31	4,772	6,026	7.31	6.54
Exercisable of December 31	1,814	1,540

Disclosure of detailed information about options, measurement of the fair values at grant date
	2022	2021

Grant date fair value in USD	3.13-3.24	4.30
Share price (on grant date) (in USD)	7.10	10.09
Exercise price (in USD)	7.22	10.76
Expected volatility (weighted average)	60%	60%
Expected life (weighted average)	3.5-3.8	3.75
Expected dividends	0.00%	0.00%
Risk-free interest rate	2.15%	0.54%

Disclosure of expense recognized in the statement of operation and other comprehensive income
	Year ended December 31
	2022	2021	2020
	USD thousands

Selling and marketing	10,594	7,094	4,515
Research and development	8,034	3,474	555
General and administrative	31,877	32,250	9,420

	50,505	42,818	14,490

Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number of restricted share units and performance stock units
	Number of RSU's		Weighted-Average Grant Date Fair Value
	2022	2021	2022	2021
	(Thousands)

Outstanding at 1 January	8,146	3,777	8.606	2.364
Forfeited during the year	(261)	(25)	9.948	7.861
Exercised during the year	(3,374)	(2,972)	8.091	4.447
Granted during the year	777	7,366	4.596	10.017

Outstanding at December 31	5,288	8,146	8.277	8.606

Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number of restricted share units and performance stock units
	Number of PSU's		Weighted-Average Grant Date Fair Value
	2022	2021	2022	2021
	(Thousands)

Outstanding at January 1	4,486	3,852	6.796	2.155
Forfeited during the year	(80)	(93)	9.952	2.253
Exercised during the year	(2,582)	(1,941)	4.891	2.204
Granted during the year	168	2,668	4.453	9.999

Outstanding at December 31	1,992	4,486	8.937	6.796